Shareholder Fees - Delaware Wealth Builder Fund - Class R6	Nov. 30, 2021
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none